Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating losses	$ 2,874	$ 325
License fees	1,121	1,202
Legal fees	343	28
Other	140	21
Total deferred tax assets	4,478	1,576
Valuation allowance	(4,478)	(1,576)
Net deferred tax assets	$ 0	$ 0